UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09235
                                                    ----------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Corporation Service Company
                                1013 Centre Road
                              WILMINGTON, DE 19805
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                   Date of fiscal year end: DECEMBER 31, 2004
                                            -----------------

                  Date of reporting period: SEPTEMBER 30, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

Target Managed VIP Portfolio
Portfolio of Investments
September 30, 2004 (Unaudited)


                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - 98.5%
                  TELECOMMUNICATION SERVICES - 13.1%
      1,240       ALLTEL Corp.                                    $     68,089
    106,185       AT&T Corp.                                         1,520,569
      7,520       BellSouth Corp.                                      203,942
     17,545       BT Group PLC, Sponsored ADR                          578,108
     13,695       Foundry Networks, Inc.*                              129,966
    157,255       Nextel Communications, Inc., Class A*              3,748,959
     81,615       SBC Communications, Inc.                           2,117,909
                                                                  --------------
                                                                     8,367,542
                                                                  --------------

                  DIVERSIFIED FINANCIALS - 10.1%
     44,042       American Express Company                           2,266,401
     10,222       Federated Investors, Inc., Class B                   290,714
     23,717       Franklin Resources, Inc.                           1,322,460
     58,112       J.P. Morgan Chase & Company                        2,308,790
     11,386       Saxon Capital Inc*                                   244,799
                                                                  --------------
                                                                     6,433,164
                                                                  --------------
                  HEALTH CARE EQUIPMENT & SERVICES - 6.9%
     11,550       Advanced Medical Optics, Inc.*                       457,034
      9,042       PacifiCare Health Systems, Inc.*                     331,841
      1,649       Patterson Companies Inc.*                            126,248
      9,999       PolyMedica Corp.                                     307,969
     18,971       Province Healthcare Company*                         396,873
      4,242       St. Jude Medical, Inc.*                              319,295
      7,827       Sunrise Senior Living, Inc.*                         274,884
     14,623       UnitedHealth Group, Inc.                           1,078,300
      6,571       Ventana Medical Systems, Inc.*                       331,441
     13,124       Wright Medical Group, Inc.*                          329,675
      6,020       Zimmer Holdings, Inc.*                               475,821
                                                                  --------------
                                                                     4,429,381
                                                                  --------------
                  HOME BUILDERS - 6.2%
     13,587       Centex Corp.                                         685,600
     25,918       D.R. Horton, Inc.                                    858,145
      4,950       Hovnanian Enterprises, Inc., Class A*                198,495
     13,749       Lennar Corp., Class A                                654,452
      3,487       M.D.C. Holdings, Inc.                                254,900
     13,555       Pulte Homes, Inc.                                    831,870
      3,706       Standard Pacific Corp.                               208,907
      2,722       The Ryland Group, Inc.                               252,221
                                                                  --------------
                                                                     3,944,590
                                                                  --------------

Portfolio of Investments
September 30, 2004 (Unaudited)

                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - (CONTINUED)
                  ENERGY - 5.5%
      5,281       Apache Corp.                                    $    264,631
      6,521       Burlington Resources, Inc.                           266,057
      6,240       ENI SPA, Sponsored ADR                               700,752
     27,019       Magnum Hunter Resources, Inc.*                       311,799
      6,259       Occidental Petroleum Corp.                           350,066
      7,365       Patina Oil & Gas Corp.                               217,783
     11,306       Royal Dutch Petroleum Company                        583,389
     13,245       Shell Transport & Trading Company PLC,
                    Sponsored ADR                                      589,535
      8,594       Tetra Technologies, Inc.*                            266,844
                                                                  --------------
                                                                     3,550,856
                                                                  --------------
                  BANKS - 5.4%
    25,352        ABN AMRO Holding NV, Sponsored ADR                   577,012
    11,088        BankUnited Financial Corp., Class A*                 323,215
    16,338        Barclays PLC, Sponsored ADR                          632,117
    29,770        Fortis, Sponsored ADR                                708,431
    15,071        HBOS PLC, Sponsored ADR                              610,345
    18,291        Lloyds TSB Group PLC, Sponsored ADR                  575,801
                                                                  --------------
                                                                     3,426,921
                                                                  --------------
                  COMMUNICATIONS EQUIPMENT - 5.3%
    186,779       Cisco Systems, Inc.*                               3,380,700
                                                                  --------------
                  RETAIL - 5.1%
      9,283       Chico's FAS, Inc.*                                   317,479
     15,365       Foot Locker, Inc.                                    364,151
      7,561       GameStop Corp., Class A*                             139,954
      4,998       Hot Topic, Inc.*                                      85,166
      5,203       Jos. A. Bank Clothiers, Inc.*                        144,019
     14,777       Nordstrom, Inc.                                      565,072
      4,409       PETsMART, Inc.                                       125,172
      6,713       RadioShack Corp.                                     192,260
      7,398       School Specialty, Inc.*                              291,555
     26,044       Staples, Inc.                                        776,632
      8,483       Urban Outfitters, Inc.*                              291,815
                                                                  --------------
                                                                     3,293,275
                                                                  --------------
                  UTILITIES - 4.1%
     31,114       Endesa SA, Sponsored ADR                             594,588
     17,425       Enel SPA, Sponsored ADR                              705,712
     16,338       National Grid Transco PLC, Sponsored ADR             699,757
     29,466       Suez SA, ADR                                         636,466
                                                                  --------------
                                                                     2,636,523
                                                                  --------------
                  AUTOMOBILES & COMPONENTS - 4.1%
     18,120       CSK Auto Corp.*                                      241,358
     12,844       DaimlerChrysler AG                                   531,999
     39,719       General Motors Corp.                               1,687,263
      6,210       Thor Industries, Inc.                                164,379
                                                                  --------------
                                                                     2,624,999
                                                                  --------------

Portfolio of Investments
September 30, 2004 (Unaudited)

                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - (CONTINUED)
                  FOOD, BEVERAGE & TOBACCO - 3.7%
     21,411       British American Tobacco PLC, Sponsored ADR     $    624,987
        816       Brown-Forman Corp., Class B                           37,373
     15,019       Imperial Tobacco Group PLC, ADR                      658,433
     21,753       PepsiCo, Inc.                                      1,058,283
                                                                  --------------
                                                                     2,379,076
                                                                  --------------
                  CAPITAL GOODS - 3.5%
     11,598       3M Company                                           927,492
      9,394       Actuant Corp., Class A*                              387,127
      9,004       Barnes Group, Inc.                                   247,340
      8,203       Dionex Corp.*                                        448,704
     11,625       Griffon Corp.*                                       245,287
                                                                  --------------
                                                                     2,255,950
                                                                  --------------

                  COMMERCIAL SERVICES - 3.5%
      4,413       Apollo Group, Inc., Class A*                         323,782
     13,660       Corrections Corporation of America*                  483,017
      4,857       ITT Educational Services, Inc.*                      175,095
     13,917       Moody's Corp.                                      1,019,420
      1,856       Pall Corp.                                            45,435
     11,850       Per-Se Technologies, Inc.*                           162,582
                                                                  --------------
                                                                     2,209,331
                                                                  --------------
                  SOFTWARE - 3.4%
     12,603       Adobe Systems, Inc.                                  623,471
      4,935       Citrix Systems, Inc.*                                 86,461
     18,882       Electronic Arts, Inc.*                               868,383
     32,482       Informatica Corp.*                                   190,020
     11,487       JDA Software Group, Inc.*                            124,289
     13,966       Progress Software Corp.*                             277,923
                                                                  --------------
                                                                     2,170,547
                                                                  --------------
                  SEMICONDUCTORS &
                     SEMICONDUCTOR EQUIPMENT - 2.6%
     82,946       Intel Corp.                                        1,663,897
                                                                  --------------
                  CONSUMER DURABLES & APPAREL - 2.2%
     20,065       Coach, Inc.*                                         851,157
      6,663       NIKE, Inc., Class B                                  525,045
                                                                  --------------
                                                                     1,376,202
                                                                  --------------
                  INSURANCE - 1.9%
     25,553       ING Groep NV, Sponsored ADR                          645,980
     35,024       Prudential PLC, Sponsored ADR                        573,693
                                                                  --------------
                                                                     1,219,673
                                                                  --------------
                  INTERNET  SOFTWARE & SERVICES - 1.9%
      6,167       eResearch Technology, Inc.*                           82,206
     16,286       Symantec Corp.*                                      893,776
     25,047       United Online, Inc.*                                 240,952
                                                                  --------------
                                                                     1,216,934
                                                                  --------------
                  COMPUTERS & PERIPHERALS - 1.9%
     24,877       CIBER, Inc.*                                         187,075
     13,737       Cognizant Technology Solutions Corp.*                419,116
      8,572       SanDisk Corp.*                                       249,617
      6,649       SRA International, Inc., Class A*                    342,822
                                                                  --------------
                                                                     1,198,630
                                                                  --------------

Portfolio of Investments
September 30, 2004 (Unaudited)

                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - (CONTINUED)
                  MATERIALS - 1.6%
      5,827       Applied Films Corp.*                            $    104,944
        345       Eagle Materials, Inc.                                 24,599
      1,037       Eagle Materials, Inc., Class B                        71,553
     12,732       Reliance Steel & Aluminum Company                    505,460
     12,554       Symyx Technologies, Inc.*                            295,647
                                                                  --------------
                                                                     1,002,203
                                                                  --------------
                  ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
      4,384       American Power Conversion Corp.                       76,238
      5,776       Garmin Ltd.                                          249,812
      2,377       Gentex Corp.                                          83,504
     14,189       International Game Technology                        510,094
      1,332       Waters Corp.*                                         58,741
                                                                  --------------
                                                                       978,389
                                                                  --------------
                  HOTELS, RESTAURANTS & LEISURE - 1.4%
     10,622       Ameristar Casinos, Inc.                              321,316
      8,306       IHOP Corp.                                           317,372
     11,673       Isle of Capri Casinos, Inc.*                         226,106
                                                                  --------------
                                                                       864,794
                                                                  --------------
                  PHARMACEUTICALS & BIOTECHNOLOGY - 1.2%
      6,414       Able Laboratories, Inc.*                             122,892
      7,458       Bentley Pharmaceuticals, Inc.*                        78,980
     10,233       Integra LifeSciences Holdings*                       328,582
      1,513       Invitrogen Corp.*                                     83,200
      8,932       Noven Pharmaceuticals, Inc.*                         186,143
                                                                  --------------
                                                                       799,797
                                                                  --------------
                  HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
      5,998       Avon Products, Inc.                                  261,993
     13,013       Rayovac Corp.*                                       342,892
                                                                  --------------
                                                                       604,885
                                                                  --------------
                  AEROSPACE/DEFENSE - 0.8%
      6,587       AAR Corp.*                                            82,008
      2,634       Engineered Support Systems, Inc.                     120,216
      8,691       Moog, Inc., Class A*                                 315,483
                                                                  --------------
                                                                       517,707
                                                                  --------------
                  TRANSPORTATION - 0.7%
      8,199       Genesee & Wyoming Inc., Class A*                     207,599
     14,555       Pacer International, Inc.*                           238,702
                                                                  --------------
                                                                       446,301
                                                                  --------------

                  TOTAL COMMON STOCKS                               62,992,267
                                                                  --------------
                  (Cost $62,111,595)

                  TOTAL INVESTMENTS - 98.5%                         62,992,267
                  (Cost $62,111,595)

                  NET OTHER ASSETS & LIABILITIES - 1.5%                991,212
                                                                  --------------
                  NET ASSETS - 100.0%                             $ 63,983,479
                                                                  ==============

--------------------------------------------------------------------------------
                 *    Non-income producing security.
               ADR    American Depository Receipt

The Dow DART 10 Portfolio
Portfolio of Investments
September 30, 2004 (Unaudited)


                                                                        MARKET
      SHARES                                                            VALUE
   ------------                                                       ---------
COMMON STOCKS - 98.4%
                DIVERSIFIED FINANCIALS - 22.1%
    19,222      American Express Company                          $    989,164
    25,361      J.P. Morgan Chase & Company                          1,007,593
                                                                  --------------
                                                                     1,996,757
                                                                  --------------
                TELECOMMUNICATION SERVICES - 17.6%
    46,337      AT&T Corp.                                             663,546
    35,618      SBC Communications, Inc.                               924,287
                                                                  --------------
                                                                     1,587,833
                                                                  --------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 13.1%
    36,631      Eastman Kodak Company                                1,180,251
                                                                  --------------
                RETAIL - 11.4%
    26,305      The Home Depot, Inc.                                 1,031,156
                                                                  --------------
                MATERIALS - 9.6%
    20,285      E.I. du Pont de Nemours and Company                    868,198
                                                                  --------------
                FOOD, BEVERAGE & TOBACCO - 8.9%
    17,184      Altria Group, Inc.                                     808,335
                                                                  --------------
                AUTOMOBILES & COMPONENTS - 8.2%
    17,333      General Motors Corp.                                   736,306
                                                                  --------------
                PHARMACEUTICALS & BIOTECHNOLOGY - 7.5%
    20,405      Merck & Company, Inc.                                  673,365
                                                                  --------------
                TOTAL COMMON STOCKS                                  8,882,201
                                                                  --------------
                (Cost $9,060,655)

                TOTAL INVESTMENTS - 98.4%                            8,882,201
                (Cost $9,060,655)

                NET OTHER ASSETS & LIABILITIES - 1.6%                  145,747
                                                                  --------------
                NET ASSETS - 100.0%                               $  9,027,948
                                                                  ==============

--------------------------------------------------------------------------------

Global Target 15 Portfolio
Portfolio of Investments
September 30, 2004 (unaudited)


                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - 97.3%
                  UNITED KINGDOM - 34.7%
    226,683       BAE Systems PLC                                 $    921,917
    239,081       EMI Group PLC                                        955,035
    142,602       GKN PLC                                              554,156
    122,898       Tate & Lyle PLC                                      858,431
    160,893       The Peninsular & Oriental Steam Navigation
                    Company                                            765,713
                                                                  --------------
                                                                     4,055,252
                                                                  --------------
                  HONG KONG - 33.0%
    301,019       Cheung Kong Infrastructure Holdings Ltd.             777,826
    271,000       Citic Pacific Ltd.                                   696,782
    503,000       Cosco Pacific Ltd.                                   838,542
    519,680       Hang Lung Properties Ltd.                            766,385
    515,000       MTR Corp. Ltd.                                       775,994
                                                                  --------------
                                                                     3,855,529
                                                                  --------------
                  UNITED STATES - 29.6%
     33,972       AT&T Corp.                                           486,479
     16,717       Exxon Mobil Corp.                                    807,932
     22,141       General Electric Company                             743,495
     18,578       J.P. Morgan Chase & Company                          738,104
     26,106       SBC Communications, Inc.                             677,451
                                                                  --------------
                                                                     3,453,461
                                                                  --------------

                  TOTAL COMMON STOCKS                               11,364,242
                                                                  --------------
                  (Cost $10,805,738)

                  TOTAL INVESTMENTS - 97.3%                         11,364,242
                  (Cost $10,805,738)

                  NET OTHER ASSETS & LIABILITIES - 2.7%                312,698
                                                                  --------------
                  NET ASSETS - 100.0%                             $ 11,676,940
                                                                  ==============

--------------------------------------------------------------------------------


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

                  Capital Goods                                        26.9%
                  Transportation                                       20.4
                  Telecommunication Services                           10.0
                  Media                                                 8.2
                  Food, Beverage & Tobacco                              7.3
                  Energy                                                6.9
                  Real Estate                                           6.6
                  Diversified Financials                                6.3
                  Automobiles & Components                              4.7
                  Net Other Assets and Liabilities                      2.7
                                                                  --------------
                                                                      100.0%
                                                                  ==============

S&P Target 24 Portfolio
Portfolio of Investments
September 30, 2004 (Unaudited)



                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - 99.0%
                  HEALTH CARE EQUIPMENT & SERVICES - 16.7%
      3,573       St. Jude Medical, Inc.*                         $    268,940
     12,286       UnitedHealth Group, Inc.                             905,969
      5,067       Zimmer Holdings, Inc.*                               400,496
                                                                  --------------
                                                                     1,575,405
                                                                  --------------
                  DIVERSIFIED FINANCIALS - 14.4%
      8,598       Federated Investors, Inc., Class B                   244,527
     19,928       Franklin Resources, Inc.                           1,111,186
                                                                  --------------
                                                                     1,355,713
                                                                  --------------
                  COMMUNICATIONS EQUIPMENT - 12.4%
     64,341       Cisco Systems, Inc.*                               1,164,572
                                                                  --------------
                  COMMERCIAL SERVICES - 10.8%
      2,208       Apollo Group, Inc., Class A*                         162,001
     11,698       Moody's Corp.                                        856,879
                                                                  --------------
                                                                     1,018,880
                                                                  --------------
                  FOOD, BEVERAGE & TOBACCO - 9.8%
        692       Brown-Forman Corp., Class B                           31,693
     18,284       PepsiCo, Inc.                                        889,517
                                                                  --------------
                                                                       921,210
                                                                  --------------
                  CAPITAL GOODS - 8.7%
      9,741       3M Company                                           778,988
      1,565       Pall Corp.                                            38,311
                                                                  --------------
                                                                       817,299
                                                                  --------------
                  ENERGY - 7.8%
      4,436       Apache Corp.                                         222,288
      5,486       Burlington Resources, Inc.                           223,829
      5,246       Occidental Petroleum Corp.                           293,409
                                                                  --------------
                                                                       739,526
                                                                  --------------
                  CONSUMER DURABLES & APPAREL - 4.7%
      5,591       NIKE, Inc., Class B                                  440,571
                                                                  --------------
                  HOTELS, RESTAURANTS & LEISURE - 4.5%
     11,916       International Game Technology                        428,380
                                                                  --------------
                  TELECOMMUNICATION SERVICES - 3.4%
      1,033       ALLTEL Corp.                                          56,722
      6,316       BellSouth Corp.                                      171,290
      3,666       Nextel Communications, Inc., Class A*                 87,397
                                                                  --------------
                                                                       315,409
                                                                  --------------
                  HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
      5,055       Avon Products, Inc.                                  220,802
                                                                  --------------
                  RETAIL - 1.7%
      5,628       RadioShack Corp.                                     161,186
                                                                  --------------
                  SOFTWARE - 1.3%
      2,708       Electronic Arts, Inc.*                               124,541
      3,764       Seagate Technology, Inc. (Escrow Shares)*                  0
                                                                  --------------
                                                                       124,541
                                                                  --------------

Portfolio of Investments
September 30, 2004 (Unaudited)
                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - (CONTINUED)
                  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
      1,114       Waters Corp.*                                   $     49,127
                                                                  --------------

                  TOTAL COMMON STOCKS                                9,332,621
                                                                  --------------
                  (Cost $9,193,058)

                  TOTAL INVESTMENTS - 99.0%                          9,332,621
                  (Cost $9,193,058)

                  NET OTHER ASSETS & LIABILITIES - 1.0%                 97,678
                                                                  --------------
                  NET ASSETS - 100.0%                             $  9,430,299
                                                                  ==============

--------------------------------------------------------------------------------
                 *   Non-income producing security.

NASDAQ Target 15 Portfolio
Portfolio of Investments
September 30, 2004 (Unaudited)


                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - 99.3%
                  COMMUNICATIONS EQUIPMENT - 21.7%
     62,560       Cisco Systems, Inc.*                            $  1,132,336
                                                                  --------------
                  SEMICONDUCTORS &
                     SEMICONDUCTOR EQUIPMENT - 18.1%
     47,093       Intel Corp.                                          944,686
                                                                  --------------
                  SOFTWARE - 15.6%
      7,164       Adobe Systems, Inc.                                  354,403
      2,803       Citrix Systems, Inc.*                                 49,109
      8,894       Electronic Arts, Inc.*                               409,035
                                                                  --------------
                                                                       812,547
                                                                  --------------
                  TELECOMMUNICATION SERVICES - 14.9%
     32,455       Nextel Communications, Inc., Class A*                773,727
                                                                  --------------
                  RETAIL - 9.8%
      2,506       PETsMART, Inc.                                        71,145
     14,777       Staples, Inc.                                        440,650
                                                                  --------------
                                                                       511,795
                                                                  --------------
                  INTERNET SOFTWARE & SERVICES - 9.8%
      9,247       Symantec Corp.*                                      507,475
                                                                  --------------
                  ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.7%
      3,286       Garmin Ltd.                                          142,120
                                                                  --------------
                  COMPUTERS & PERIPHERALS - 2.7%
      4,859       SanDisk Corp.*                                       141,494
                                                                  --------------
                  HEALTH CARE EQUIPMENT & SERVICES - 1.4%
        938       Patterson Companies Inc.*                             71,813
                                                                  --------------
                  AUTOMOBILES & COMPONENTS - 0.9%
      1,351       Gentex Corp.                                          47,461
                                                                  --------------
                  PHARMACEUTICALS & BIOTECHNOLOGY - 0.9%
        856       Invitrogen Corp.*                                     47,071
                                                                  --------------
                  CAPITAL GOODS - 0.8%
      2,491       American Power Conversion Corp.                       43,319
                                                                  --------------

                  TOTAL COMMON STOCKS                                5,175,844
                                                                  --------------
                  (Cost $5,767,462)

                  TOTAL INVESTMENTS - 99.3%                          5,175,844
                  (Cost $5,767,462)

                  NET OTHER ASSETS & LIABILITIES - 0.7%                 39,023
                                                                  --------------
                  NET ASSETS - 100.0%                             $  5,214,867
                                                                  ==============

--------------------------------------------------------------------------------
                 *   Non-income producing security.

First Trust 10 Uncommon Values Portfolio
Portfolio of Investments
September 30, 2004 (Unaudited)


                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - 100.5%
                  MATERIALS - 22.0%
      9,441       Illinois Tool Works, Inc.                       $    879,618
     11,765       Phelps Dodge Corp.                                 1,082,733
                                                                  --------------
                                                                     1,962,351
                                                                  --------------
                  HEALTH CARE EQUIPMENT & SERVICES - 12.0%
     14,599       UnitedHealth Group, Inc.                           1,076,530
                                                                  --------------
                  COMMUNICATIONS EQUIPMENT - 10.5%
     30,045       EchoStar Communications Corp., Class A*              935,000
                                                                  --------------
                  RETAIL - 10.2%
     21,562       CVS Corp.                                            908,407
                                                                  --------------
                  DIVERSIFIED FINANCIALS - 10.0%
     35,334       MBNA Corp.                                           890,417
                                                                  --------------
                  INSURANCE - 9.9%
     10,449       The Progressive Corp.                                885,553
                                                                  --------------
                  CAPITAL GOODS - 9.3%
     27,263       Tyco International Ltd.                              835,884
                                                                  --------------
                  COMMERCIAL SERVICES - 8.9%
     36,922       Cendant Corp.                                        797,515
                                                                  --------------
                  PHARMACEUTICALS & BIOTECHNOLOGY - 7.7%
     26,581       Teva Pharmaceutical Industries Ltd., Sponsored       689,777
                    ADR                                           --------------

                  TOTAL COMMON STOCKS                                8,981,434
                                                                  --------------
                  (Cost $8,929,774)

                  TOTAL INVESTMENTS - 100.5%                         8,981,434
                  (Cost $8,929,774)

                  NET OTHER ASSETS & LIABILITIES - (0.5%)              (43,352)
                                                                  --------------
                  NET ASSETS - 100.0%                             $  8,938,082
                                                                  ==============

--------------------------------------------------------------------------------
                 *    Non-income producing security.
               ADR    American Depository Receipt

Value Line Target 25 Portfolio
Portfolio of Investments
September 30, 2004 (Unaudited)


                                                                        MARKET
      SHARES                                                            VALUE
   ------------                                                       ----------
COMMON STOCKS - 98.9%
                  HOME BUILDERS - 25.0%
    8,083         Centex Corp.                                    $    407,868
   15,372         D.R. Horton, Inc.                                    508,967
    2,841         Hovnanian Enterprises, Inc., Class A*                113,924
    8,154         Lennar Corp., Class A                                388,131
    2,008         M.D.C. Holdings, Inc.                                146,785
    8,056         Pulte Homes, Inc.                                    494,397
    2,128         Standard Pacific Corp.                               119,955
    1,564         The Ryland Group, Inc.                               144,920
                                                                  --------------
                                                                     2,324,947
                                                                  --------------
                  TELECOMMUNICATION SERVICES - 21.7%
   84,439         Nextel Communications, Inc., Class A*              2,013,026
                                                                  --------------
                  RETAIL - 19.3%
   10,279         Chico's FAS, Inc.*                                   351,542
   17,007         Foot Locker, Inc.                                    403,066
    5,600         Hot Topic, Inc.*                                      95,424
   16,378         Nordstrom, Inc.                                      626,295
    9,358         Urban Outfitters, Inc.*                              321,915
                                                                  --------------
                                                                     1,798,242
                                                                  --------------
                  CONSUMER DURABLES & APPAREL - 10.1%
   22,110         Coach, Inc.*                                         937,906
                                                                  --------------
                  COMPUTERS & PERIPHERALS - 5.0%
   15,234         Cognizant Technology Solutions Corp.*                464,789
                                                                  --------------
                  HEALTH CARE EQUIPMENT & SERVICES - 3.9%
   10,002         PacifiCare Health Systems, Inc.*                     367,073
                                                                  --------------
                  COMMERCIAL SERVICES - 3.7%
    1,976         Apollo Group, Inc., Class A*                         144,979
    5,413         ITT Educational Services, Inc.*                      195,139
                                                                  --------------
                                                                       340,118
                                                                  --------------
                  ENERGY - 2.6%
    8,204         Patina Oil & Gas Corp.                               242,592
                                                                  --------------
                  AEROSPACE/DEFENSE - 2.4%
    7,365         AAR Corp.*                                            91,694
    2,947         Engineered Support Systems, Inc.                     134,501
                                                                  --------------
                                                                       226,195
                                                                  --------------
                  AUTOMOBILES & COMPONENTS - 2.0%
    6,961         Thor Industries, Inc.                                184,258
                                                                  --------------
                  COMMUNICATIONS EQUIPMENT - 1.6%
   15,287         Foundry Networks, Inc.*                              145,074
                                                                  --------------
                  INTERNET  SOFTWARE & SERVICES - 1.0%
    6,886         eResearch Technology, Inc.*                           91,790
                                                                  --------------

Portfolio of Investments
September 30, 2004 (Unaudited)
                                                                        MARKET
      SHARES                                                            VALUE
   ------------                                                       ----------
COMMON STOCKS - (CONTINUED)
                  MATERIALS - 0.6%
      174         Eagle Materials, Inc.                           $    12,406
      582         Eagle Materials, Inc., Class B                       40,158
                                                                  --------------
                                                                       52,564
                                                                  --------------

                  TOTAL COMMON STOCKS                               9,188,574
                                                                  --------------
                  (Cost $9,015,586)

                  TOTAL INVESTMENTS - 98.9%                         9,188,574
                  (Cost $9,015,586)

                  NET OTHER ASSETS & LIABILITIES - 1.1%               103,932
                                                                  --------------
                  NET ASSETS - 100.0%                             $ 9,292,506
                                                                  ==============

--------------------------------------------------------------------------------
                 *    Non-income producing security.
               ADR    American Depository Receipt

First Trust Energy Portfolio
Portfolio of Investments
September 30, 2004 (Unaudited)



                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - 99.0%
                  ENERGY - 99.0%
      3,014       Apache Corp.                                    $    151,032
      2,978       BJ Services Company                                  156,077
      4,443       Canadian Natural Resources Ltd.                      176,965
      2,878       ChevronTexaco Corp.                                  154,376
      1,882       ConocoPhillips                                       155,924
      2,176       Devon Energy Corp.                                   154,518
      1,304       ENI SPA, Sponsored ADR                               146,439
      3,005       Exxon Mobil Corp.                                    145,232
      3,773       Marathon Oil Corp.                                   155,749
      5,304       Maverick Tube Corp.*                                 163,416
      3,565       Noble Corp.*                                         160,247
      4,882       Patina Oil & Gas Corp.                               144,361
      7,756       Patterson-UTI Energy, Inc.                           147,907
      3,074       Petro-Canada                                         159,694
      2,835       PetroChina Company Ltd., ADR                         152,410
      3,728       Pioneer Natural Resources Company                    128,541
      2,791       Precision Drilling Corp.*                            160,482
      2,646       Royal Dutch Petroleum Company                        136,534
      5,019       Suncor Energy, Inc.                                  160,658
      2,848       The Houston Exploration Company*                     169,029
      1,415       Total SA, Sponsored ADR                              144,571
      1,773       Valero Energy Corp.                                  142,212
      6,264       Varco International, Inc.*                           168,000
      3,113       Weatherford International Ltd.*                      158,825
      4,390       XTO Energy, Inc.                                     142,587
                                                                  --------------
                                                                     3,835,786
                                                                  --------------

                  TOTAL COMMON STOCKS                                3,835,786
                                                                  --------------
                  (Cost $2,609,881)

                  TOTAL INVESTMENTS - 99..0%                         3,835,786
                  (Cost $2,609,881)

                  NET OTHER ASSETS & LIABILITIES - 1.0%                 40,431
                                                                  --------------
                  NET ASSETS - 100.0%                             $  3,876,217
                                                                  ==============

--------------------------------------------------------------------------------
                 *    Non-income producing security.
               ADR    American Depository Receipt

First Trust Financial Services Portfolio
Portfolio of Investments
September 30, 2004 (Unaudited)


                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - 99.0%
                  DIVERSIFIED FINANCIALS - 38.7%
    1,676         Bear Stearns Companies, Inc.                    $    161,181
    2,005         Capital One Financial Corp.                          148,170
    3,143         Citigroup, Inc.                                      138,669
    4,208         Countrywide Financial Corp.                          165,753
    1,403         Fannie Mae                                            88,950
    1,570         Goldman Sachs Group, Inc.                            146,387
    1,854         Lehman Brothers Holdings, Inc.                       147,801
    2,440         MBIA, Inc.                                           142,032
    5,701         MBNA Corp.                                           143,665
    2,572         Merrill Lynch & Company, Inc.                        127,880
    2,758         Morgan Stanley                                       135,969
    3,108         Wachovia Corp.                                       145,921
                                                                  --------------
                                                                     1,692,378
                                                                  --------------
                  BANKS - 27.9%
    3,302         Bank of America Corp.                                143,076
    3,429         Compass Bancshares, Inc.                             150,259
    3,142         First Horizon National Corp.                         136,237
    3,843         North Fork Bancorporation, Inc.                      170,821
    6,794         Popular, Inc.                                        178,682
    4,778         TCF Financial Corp.                                  144,726
    5,060         U.S. Bancorp                                         146,234
    2,524         Wells Fargo & Company                                150,506
                                                                  --------------
                                                                     1,220,541
                                                                  --------------
                  INSURANCE - 26.8%
    3,622         AFLAC, Inc.                                          142,019
    1,949         Ambac Financial Group, Inc.                          155,823
    1,953         American International Group, Inc.                   132,784
    1,821         Everest Re Group, Ltd.                               135,355
    3,643         Manulife Financial Corp.                             159,527
    4,092         MetLife, Inc.                                        158,156
    5,943         Old Republic International Corp.                     148,753
    2,969         The Allstate Corp.                                   142,482
                                                                  --------------
                                                                     1,174,899
                                                                  --------------
                  SAVINGS & LOAN - 5.6%
    1,307         Golden West Financial Corp.                          145,011
    2,585         Washington Mutual, Inc.                              101,022
                                                                  --------------
                                                                       246,033
                                                                  --------------

                  TOTAL COMMON STOCKS                                4,333,851
                                                                  --------------
                  (Cost $3,590,266)

                  TOTAL INVESTMENTS - 99..0%                         4,333,851
                  (Cost $3,590,266)

                  NET OTHER ASSETS & LIABILITIES - 1.0%                 43,604
                                                                  --------------
                  NET ASSETS - 100.0%                             $  4,377,455
                                                                  ==============

--------------------------------------------------------------------------------

First Trust Pharmaceutical Portfolio
Portfolio of Investments
September 30, 2004 (Unaudited)


                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - 99.5%
                  PHARMACEUTICALS - 83.7%
      4,368       Abbott Laboratories                             $    185,028
      3,830       AstraZeneca PLC, Sponsored ADR                       157,528
      5,392       Barr Pharmaceuticals, Inc.*                          223,390
      7,300       Bristol-Myers Squibb Company                         172,791
      7,321       Endo Pharmaceuticals Holdings Inc*                   134,414
      3,043       Forest Laboratories, Inc.*                           136,874
      4,239       GlaxoSmithKline PLC, Sponsored ADR                   185,371
      7,629       K-V Pharmaceutical Company, Class A*                 136,559
      2,474       Lilly (Eli) & Company                                148,564
      3,844       Merck & Company, Inc.                                126,852
      8,543       Mylan Laboratories, Inc.                             153,774
      3,916       Novartis AG, ADR                                     182,760
      3,380       Novo Nordisk A/S, Sponsored ADR                      185,123
      5,362       Pfizer, Inc.                                         164,077
      5,665       Sanofi-Synthelabo SA, Sponsored ADR                  207,396
      5,144       Teva Pharmaceutical Industries Ltd.,
                    Sponsored ADR                                      133,487
      5,005       Wyeth                                                187,187
                                                                  --------------
                                                                     2,821,175
                                                                  --------------
                  BIOTECHNOLOGY - 10.5%
      3,294       Amgen, Inc.*                                         186,704
      2,765       Biogen Idec, Inc.*                                   169,135
                                                                  --------------
                                                                       355,839
                                                                  --------------
                  HEALTH CARE PRODUCTS - 5.3%
      3,150       Johnson & Johnson                                    177,439
                                                                  --------------

                  TOTAL COMMON STOCKS                                3,354,453
                                                                  --------------
                  (Cost $3,464,287)

                  TOTAL INVESTMENTS - 99.5%                          3,354,453
                  (Cost $3,464,287)

                  NET OTHER ASSETS & LIABILITIES - 0.5%                 16,520
                                                                  --------------
                  NET ASSETS - 100.0%                             $  3,370,973
                                                                  ==============

--------------------------------------------------------------------------------
                 *    Non-income producing security.
               ADR    American Depository Receipt

First Trust Technology Portfolio
Portfolio of Investments
September 30, 2004 (Unaudited)


                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - 95.7%
                  COMPUTERS & PERIPHERALS - 28.5%
      1,171       Affiliated Computer Services, Inc.*             $     65,189
      1,928       Dell, Inc.*                                           68,637
      5,529       EMC Corp.*                                            63,805
      2,323       Hewlett-Packard Company                               43,556
        792       Lexmark International, Inc.*                          66,536
      1,962       SanDisk Corp.*                                        57,133
      1,949       SunGard Data Systems, Inc.*                           46,328
      2,086       VERITAS Software Corp.*                               37,131
                                                                  --------------
                                                                       448,315
                                                                  --------------
                  SOFTWARE - 21.3%
      1,792       Adobe Systems, Inc.                                   88,650
      1,444       Electronic Arts, Inc.*                                66,410
      2,144       Microsoft Corp.                                       59,282
      4,293       Oracle Corp.*                                         48,425
      1,852       SAP AG, Sponsored ADR                                 72,135
                                                                  --------------
                                                                       334,902
                                                                  --------------
                  SEMICONDUCTORS &
                         SEMICONDUCTOR EQUIPMENT - 17.7%
      3,584       Applied Materials, Inc.*                              59,100
      1,865       Broadcom Corp., Class A*                              50,896
      2,646       Intel Corp.                                           53,079
      1,701       Maxim Integrated Products, Inc.                       71,935
      1,669       Novellus Systems, Inc.*                               44,379
                                                                  --------------
                                                                       279,389
                                                                  --------------
                  TELECOMMUNICATION SERVICES - 15.4%
      3,000       Juniper Networks, Inc.*                               70,800
      3,281       Nokia Corp., Sponsored ADR                            45,015
      2,372       QUALCOMM, Inc.                                        92,603
      2,089       UTStarcom, Inc.*                                      33,654
                                                                  --------------
                                                                       242,072
                                                                  --------------
                  INTERNET SOFTWARE & SERVICES - 9.0%
      2,788       Check Point Software Technologies Ltd.*               47,312
      1,726       Symantec Corp.*                                       94,723
                                                                  --------------
                                                                       142,035
                                                                  --------------
                  COMMUNICATIONS EQUIPMENT - 3.8%
      3,298       Cisco Systems, Inc.*                                  59,694
                                                                  --------------

                  TOTAL COMMON STOCKS                                1,506,407
                                                                  --------------
                  (Cost $1,441,565)

                  TOTAL INVESTMENTS - 95.7%                          1,506,407
                  (Cost $1,441,565)

                  NET OTHER ASSETS & LIABILITIES - 4.3%                 67,590
                                                                  --------------
                  NET ASSETS - 100.0%                             $  1,573,997
                                                                  ==============

--------------------------------------------------------------------------------
                 *    Non-income producing security.
               ADR    American Depository Receipt

                        First Defined Portfolio Fund, LLC
                         September 30, 2004 (Unaudited)

1.       VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities trading on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the computation of a Fund's NAV. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST DEFINED PORTFOLIO FUND, LLC


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, President, Chairman & Chief Executive Officer
                           (principal executive officer)

Date  November 24, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, President, Chairman & Chief Executive Officer
                           (principal executive officer)

Date  November 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  November 24, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.